Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (ESOS) (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	7,803,400
Options granted during the year	10,081,350
Options forfeited/lapsed during the year	1,064,308
Options lapsed during the year owing to performance conditions	583,563
Options exercised during the year	0
Options outstanding, Ending balance	16,236,879	7,803,400
15 December 2019-15 June 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	15 December 2019-15June 2020	15 December 2019-15June 2020
Options outstanding, Beginning balance	7,803,400
Options granted during the year		8,000,000
Options forfeited/lapsed during the year	670,998	196,600
Options exercised during the year	0	0
Options outstanding, Ending balance	7,132,402	7,803,400
1 September 2020-1 March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	1 September 2020-1March 2021
Options granted during the year	10,041,040
Options forfeited/lapsed during the year	393,310
Options lapsed during the year owing to performance conditions	581,568
Options exercised during the year	0
Options outstanding, Ending balance	9,066,162
16 October 2020-16 April 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	16 October 2020-16April 2021
Options granted during the year	11,570
Options lapsed during the year owing to performance conditions	573
Options exercised during the year	0
Options outstanding, Ending balance	10,997
1 November 2020-1 May 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	1 November 2020-1 May 2021
Options granted during the year	28,740
Options lapsed during the year owing to performance conditions	1,422
Options exercised during the year	0
Options outstanding, Ending balance	27,318